LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,465
2024	673
2025	64
Total lease payments	2,202
Less - imputed interest	(47)
Present value of lease liabilities	$ 2,155